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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21284

                         AGIC Convertible & Income Fund
               (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                               New York, NY 10019
                    (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: February 28

         Date of reporting period:  July 1, 2010 through June 30, 2011

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Item 1: Proxy Voting Record

Registrant : AGIC Convertible & Income Fund
Fund Name : AGIC Convertible & Income Fund


FelCor Lodging
 Trust
 Incorporated

Ticker           Security ID:                          Meeting Date             Meeting Status
FCH              CUSIP 31430F200                       11/15/2010               Voted
Meeting Type     Country of Trade
Proxy Contest    United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1                Elect Christopher Hartung             Mgmt        N/A         For         N/A
2                Elect C. Brian Strickland             Mgmt        N/A         For         N/A
3                Right to Adjourn Meeting              Mgmt        N/A         For         N/A



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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                AGIC Convertible & Income Fund

By (Signature and Title)*:   /s/ Brian Shlissel
                             --------------------------------------------
                             Name: Brian Shlissel
                             Title: President and Chief Executive Officer

Date: August 29, 2011

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*    Print the name and title of each signing officer under his or her signature.